Other Expense, Net - Summary of Impairment Charges and Loss on Sale Recorded for Certain Investments (Detail) - Power & Vision [Member] $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Impairments and loss on sale of equity-accounted investments [Line Items]
Impairments and loss on sale of equity-accounted investments	$ 347
Tax effect on Other expense, net	(53)
Loss attributable to non-controlling interests	(75)
Non-cash impairment charge included in Net income attributable to Magna International Inc.	219
Getrag (Jiangxi) Transmission Co., Ltd [GJT] [Member]
Impairments and loss on sale of equity-accounted investments [Line Items]
Impairment of equity-accounted investment	337
Dongfeng Getrag Transmission Co. Ltd ["DGT"] [Member]
Impairments and loss on sale of equity-accounted investments [Line Items]
Impairments and loss on sale of equity-accounted investments	$ 10